UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999.

Check here if Amendment                     [   ];   Amendment Number:
This Amendment (Check only one.):           [   ]    is a restatement
                                            [   ]    adds new holdings
                                                              entries.

Institutional Investment Manager Filing this Report:

Name              Brahman Capital Corp.
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Address                 277 Park Avenue
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                  New York, NY 10017
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         Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Arthur S. Ainsberg
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Title:            Chief Financial Officer
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Phone:            (212) 350-5367
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Signature, Place, and Date of Signing:

/s/ Arthur S. Ainsberg         New York, NY               May 14, 1999
----------------------     ---------------------      -----------------
[Signature]                   [City, State]                  [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

134743


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




                FORM 13F     NAME OF REPORTING MANAGER:   BRAHMAN CAPITAL CORP.
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

              Item 1                         Item 2         Item 3         Item 4            Item 5



            Name of Issuer                    Title          CUSIP       Fair Market         Shares or
              Issuer                         of Class        Number          Value           Principal
                                                                                               Amount


           ------------------------------------------------------------------------------------------------------------------------
AGRPA       ASSOCIATED GROUP INC. CL A          COMMOM       045651-10-6      1,040,813.00      21,000
CPS         CHOICEPOINT, INC.                   COMMON       170388-10-2     38,401,256.00     769,950
CEXP        CORPORATE EXPRESS INC.              COMMON       219888-10-4     40,884,451.00   7,881,340
XQPDA       CORPORATE EXPRESS INC.              COMMON       219888-90-4          9,375.00         200 (C)
CLJ         CRESTLINE CAPITAL CORP              COMMON       226153 10 4     15,075,187.00     980,500
CURE        CURATIVE HEALTH SYSTEMS             COMMON       231264 10 2      1,035,000.00      90,000
HSM         HUSSMANN INTERNATIONAL              COMMON       448110-10-6     10,949,531.00     745,500
ITX         IT GROUP INC.                       COMMON       460465-40-4     36,013,847.00   2,797,192
JRM         J RAY MCDERMOTT, SA                 COMMON       P64658-10-0     20,930,425.00     700,600
XQL RH      LERNOUT & HAUSPIE SPEECH PRODUCTS   COMMON       B5628B-95-4      1,287,500.00       1,000 (P)
MGL         MAGELLAN HEALTH SERVICES            COMMON       559079-10-8      4,101,237.00     979,400
MDR         MCDERMOTT INTERNATIONAL INC.        COMMON       580037-10-9     15,549,468.00     614,300
PPE         PARK PLACE ENTERTAINMENT            COMMOM       700690-10-0     10,804,165.00   1,428,650
RHD         RH DONNELLEY CORP                   COMMON       74955W-30-7     19,452,793.00   1,260,100
SPW         SPX CORP                            COMMON       784635-10-4     39,078,168.00     774,784
SPW IK      SPX CORP                            COMMON       784635-90-4      3,075,000.00       6,000 (C)
SOC SA      SUNBEAM CORP                        COMMON       867071-95-2        153,750.00       2,050 (P)

                                                                           ================
                                                                            257,841,966.00
                                                                           ================








              Item 1                                         Item 6               Item 7                  Item 8
                                                 --------------------------                     --------------------------------

            Name of Issuer                     A)Sole   B)Shared     C)Shared    Managers     A)Sole     B)Shared       c)Shared
              Issuer                                    As Defined     Other     See Instr.              As Defined       Other
                                                        in Insr. V                                       in Instr.V


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AGRPA       ASSOCIATED GROUP INC. CL A            x                                            x
CPS         CHOICEPOINT, INC.                     x                                            x
CEXP        CORPORATE EXPRESS INC.                x                                            x
XQPDA       CORPORATE EXPRESS INC.                x                                            x
CLJ         CRESTLINE CAPITAL CORP                x                                            x
CURE        CURATIVE HEALTH SYSTEMS               x                                            x
HSM         HUSSMANN INTERNATIONAL                x                                            x
ITX         IT GROUP INC.                         x                                            x
JRM         J RAY MCDERMOTT, SA                   x                                            x
XQL RH      LERNOUT & HAUSPIE SPEECH PRODUCTS     x                                            x
MGL         MAGELLAN HEALTH SERVICES              x                                            x
MDR         MCDERMOTT INTERNATIONAL INC.          x                                            x
PPE         PARK PLACE ENTERTAINMENT              x                                            x
RHD         RH DONNELLEY CORP                     x                                            x
SPW         SPX CORP                              x                                            x
SPW IK      SPX CORP                              x                                            x
SOC SA      SUNBEAM CORP                          x                                            x





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            Note:   The  above  schedule  sets  forth  only  the  Section  13(f)
            securities under management by Brahman Capital at March 31, 1999 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.